Contents of Significant Accounts - Inventories, Net - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes Of Inventories [Abstract]
Inventories recognized in operating costs	$ 160,486,000,000	$ 148,575,000,000	$ 136,902,000,000
Write-down of inventories	1,391,000,000	858,000,000	1,148,000,000
Inventories pledged	$ 0	$ 0	$ 0